Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 11,611,878	₨ 9,928,947
Proceeds	6,775,374	3,378,236
Repayment	(2,909,732)	(2,699,072)
Movement in short term borrowings	1,566,975	1,048,901
Cash flow	17,044,495	11,657,012
Foreign exchange movement	24,277	(13,293)
Fair value changes	18,821	(31,841)
Balance Ending	17,087,593	11,611,878
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	9,409,229	8,102,736
Proceeds	6,448,774	2,739,038
Repayment	(2,581,123)	(2,477,905)
Movement in short term borrowings	1,566,975	1,048,901
Cash flow	14,843,855	9,412,770
Foreign exchange movement	21,776	(11,700)
Fair value changes	14,559	8,159
Balance Ending	14,880,190	9,409,229
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	2,202,649	1,826,211
Proceeds	326,600	639,198
Repayment	(328,609)	(221,167)
Cash flow	2,200,640	2,244,242
Foreign exchange movement	2,501	(1,593)
Fair value changes	4,262	(40,000)
Balance Ending	₨ 2,207,403	₨ 2,202,649